Expense Example (Invesco Balanced-Risk Retirement 2020 Fund, Class Institutional, Invesco Balanced-Risk Retirement 2020 Fund, USD $)	12 Months Ended
May 02, 2011
Invesco Balanced-Risk Retirement 2020 Fund | Class Institutional, Invesco Balanced-Risk Retirement 2020 Fund
Example
Expense Example, By Year, Column [Text]	Institutional Class
1 Year	$ 81
3 Years	349
5 Years	638
10 Years	$ 1,460